TFS CAPITAL INVESTMENT TRUST

December 30, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       TFS Capital Investment Trust
File Nos. 811-21531; 333-113652
Post-Effective Amendment No. 9

Ladies and Gentlemen:

On behalf of TFS Capital Investment Trust (the “Trust”), attached for filing is Post-Effective Amendment No. 9 (the “Amendment”) to the Trust’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective on March 1, 2010 pursuant to Rule 485(a) under the Securities Act of 1933.

The Amendment is being filed to comply with the new “Summary Prospectus” rule and related amendments to Form N-1A.

Please contact the undersigned at (513) 587-3406 with questions or comments concerning this filing.

Very truly yours,

/s/ Wade Bridge

Wade Bridge
Assistant Secretary